Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of reportable segments and corporate
	As of September 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$4,973	$217,210	$-	$222,183
Prepaid expenses and other current assets	43,336	-	-	96,390	139,726
Deposits and other assets	576,551	-	-	192,585	769,136
Intangible assets	162,489	1,568,347	648,469	157,294	2,536,599
Goodwill	-	15,632	1,349,696	-	1,365,328
Inventory	-	879,050	-	-	879,050
All other assets	-	-	-	2,811,769	2,811,769
Total Assets	$782,376	$2,468,002	$2,215,375	$3,258,038	$8,723,791

Accounts payable and accrued liabilities	$1,365	$1,518,544	$68,063	$5,126,634	$6,714,606
Note payable, net of debt discount and issuance costs	129,634	170,365	-	1,487,100	1,787,099
Deferred revenue	161,112	-	144,443	-	305,555
All other Liabilities	-	-	-	8,529,992	8,529,992
Total Liabilities	$292,111	$1,688,909	$212,506	$15,143,726	$17,337,252

	As of December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$2,884	$334,556	$-	$337,440
Prepaid expenses and other current assets	48,495	-	-	188,170	236,665
Deposits and other assets	626,529	-	-	92,422	718,951
Intangible assets	-	1,637,924	783,676	11,241	2,432,841
Goodwill	-	25,139	1,349,696	-	1,374,835
Inventory	-	106,403	-	-	106,403
All other assets	-	-	-	3,966,124	3,966,124
Total Assets	$675,024	$1,772,350	$2,467,928	$4,257,957	$9,173,259

Accounts payable and accrued liabilities	$9,693	$766,253	$6,232	$2,948,362	$3,730,540
Note payable, net of debt discount and issuance costs	313,979	-	-	1,028,685	1,342,664
Deferred revenue	161,112	13,477	59,570	-	234,159
All other Liabilities	-	-	-	177,644	177,644
Total Liabilities	$484,784	$779,730	$65,802	$4,154,691	$5,485,007

	As of December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$2,884	$334,556	$-	$337,440
Prepaid expenses and other current assets	48,495	-	-	188,170	236,665
Deposits and other assets	626,529	-	-	92,422	718,951
Intangible assets	-	1,637,924	783,676	11,241	2,432,841
Goodwill	-	25,139	1,349,696	-	1,374,835
Inventory	-	106,403	-	-	106,403
All other assets	-	-	-	3,966,124	3,966,124
Total Assets	$675,024	$1,772,350	$2,467,928	$4,257,957	$9,173,259

Accounts payable and accrued liabilities	$9,693	$766,253	$6,232	$2,948,362	$3,730,540
Note payable, net of debt discount and issuance costs	313,979	-	-	1,028,685	1,342,664
Deferred revenue	161,112	13,477	59,570	-	234,159
All other Liabilities	-	-	-	177,644	177,644
Total Liabilities	$484,784	$779,730	$65,802	$4,154,691	$5,485,007

	As of December 31, 2020
	Creatd Labs	Creatd Partners	Corporate	Total

Accounts receivable, net	$3,800	$86,555	$-	$90,355
Prepaid expenses and other current assets	19,631	-	4,225	23,856
Intangible assets	-	960,611	-	960,611
Goodwill	-	1,035,795	-	1,035,795
All other assets	-	-	8,673,863	8,673,863
Total Assets	$23,431	$2,082,961	$8,678,088	$10,784,480

Accounts payable and accrued liabilities	$6,221	$83,964	$2,548,503	$2,638,688
Note payable, net of debt discount and issuance costs	55,928	-	1,165,611	1,221,539
Deferred revenue	-	88,637	-	88,637
All other Liabilities	-	-	1,390,420	1,390,420
Total Liabilities	$62,149	$172,601	$5,104,534	$5,339,284

Schedule of financial information related to our reportable segments and corporate
	For the three months ended September 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$291,414	$316,654	$414,783	$-	$1,022,851
Cost of revenue	564,349	502,396	337,817	-	1,404,562
Gross margin (loss)	(272,935)	(185,742)	76,966	-	(381,711)

Research and development	139,997	-	94,968	-	234,965
Marketing	370,584	234,760	41,176	-	646,520
Stock based compensation	122,964	111,472	126,654	265,478	626,568
General and administrative not including depreciation, amortization, or Impairment	90,212	476,386	384,365	3,136,092	4,087,055
Depreciation and amortization	1,489	43,001	40,917	72,589	157,996
Impairment of intangibles	-	85,406	-	164,180	249,586

Total operating expenses	$723,757	$822,618	$647,163	$3,401,570	$5,595,108

Interest expense	(17,048)	-	-	(656,647)	(673,694)
All other expenses	-	-	-	(2,875,832)	(2,875,832)
Other expenses, net	(17,048)	-	-	(3,532,479)	(3,549,526)

Loss before income tax provision	$(1,001,024)	$(1,008,360)	$(570,197)	$(6,946,764)	$(9,526,345)

	For the three months ended September 30, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$565,852	$3,919	$609,849	$-	$1,179,620
Cost of revenue	849,079	174,438	394,696	-	1,418,213

Gross margin	(283,227)	(170,519)	215,153	-	(238,593)

Research and development	250,474	60	72,412	-	322,946
Marketing	1,540,540	-	181,240	90,620	1,812,400
Stock based compensation	337,026	-	332,531	1,179,579	2,151,900
General and administrative	386,844	302,764	293,296	1,672,176	2,385,135
Total operating expenses	2,514,884	32,819	879,479	2,942,375	6,672,381

Loss before income tax provision and equity in net loss from unconsolidated investments	$(2,802,443)	$(506,162)	$(664,326)	$(5,747,190)	$(9,720,121)

	For the Nine months ended September 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,138,904	$1,237,542	$1,621,044	$-	$3,997,490
Cost of revenue	1,917,039	1,706,586	1,147,526	-	4,771,151
Gross margin (loss)	(778,135)	(469,044)	473,518	-	(773,661)

Research and development	408,810	-	277,321	-	686,131
Marketing	2,301,994	1,458,280	255,777	-	4,016,051
Stock based compensation	755,284	684,697	777,948	1,630,649	3,848,578
General and administrative not including depreciation, amortization, or Impairment	242,330	1,279,676	1,032,487	8,401,553	10,956,046
Depreciation and amortization	4,166	120,282	114,453	203,042	441,943
Impairment of intangibles	-	87,983	-	169,134	257,117

Total operating expenses	$3,712,584	$3,630,918	$2,457,986	$10,404,378	$20,205,866

Interest expense	(34,095)	-	-	(673,855)	(707,950)
All other expenses		-	-	(3,424,854)	(3,424,854)
Other expenses, net	(34,095)	-	-	(4,098,709)	(4,132,804)

Loss before income tax provision	$(4,524,814)	$(4,099,962)	$(1,984,468)	$(14,503,087)	$(25,112,331)

	For the nine months ended September 30, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,388,411	$9,616	$1,496,363	$-	$2,894,390
Cost of revenue	2,482,848	497,194	1,180,701	-	4,160,743
Gross margin	(1,094,437)	(487,578)	315,662	-	(1,266,353)

Research and development	549,426	131	158,839	-	708,396
Marketing	6,842,142	-	804,958	402,479	8,049,579
Stock based compensation	886,832	796,676	875,004	3,103,877	5,662,389
General and administrative	900,323	76,381	682,602	3,891,743	5,551,049
Total operating expenses	$9,178,723	$873,188	$2,521,403	$7,398,099	$19,971,413

Loss before income tax provision and equity in net loss from unconsolidated investments	$(10,286,156)	$(1,360,766)	$(2,205,741)	$(11,073,171)	$(24,925,834)

	For the year ended December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,926,374	$90,194	$2,283,149	$-	$4,299,717
Cost of revenue	3,186,240	148,989	1,964,808	-	5,300,037
Gross margin	(1,259,866)	(58,940)	318,341	-	(1,000,320)

Research and development	758,293	131	225,104	-	983,528
Marketing	8,182,935	-	962,698	481,349	9,626,982
Stock based compensation	1,727,021	1,560,546	1,884,986	4,488,615	9,661,168
Impairment of goodwill	-	-	1,035,795	-	1,035,795
General and administrative not including depreciation, amortization, or Impairment	3,918,130	1,665,783	1,600,212	2,791,236	9,975,360
Depreciation and amortization	-	100,633	252,730	44,076	397,440
Impairment of intangibles	-	-	688,127	-	688,127

Total operating expenses	$14,586,379	$3,327,093	$6,649,652	$11,803,003	$32,368,400

Interest expense	(12,706)	-	-	(359,400)	(372,106)
All other expenses	-	-	-	(3,638,327)	(3,638,327)
Other expenses, net	(12,706)			(3,997,727)	(4,010,433)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(15,858,951)	$(3,385,888)	$(6,331,311)	$(11,803,003)	$(37,379,153)

	For the year ended December 31, 2020
	Creatd Labs	Creatd Partners	Corporate	Total

Net revenue	$375,043	$837,827	$-	$1,212,870
Cost of revenue	652,259	842,783	-	1,495,042
Gross margin	(277,216)	(4,956)	-	(282,172)

Research and development	227,656	29,775	-	257,431
Marketing	2,426,668	285,490	142,745	2,854,904
Stock based compensation	1,226,495	1,338,678	4,295,990	6,861,163
General and administrative not including depreciation, amortization, or Impairment	2,301,088	939,792	2,592,581	5,858,454
Depreciation and amortization	-	132,768	24,993	157,761
Impairment of intangibles	-	-	11,450	11,450
Total operating expenses	$6,181,907	$2,726,504	$7,067,759	$16,001,163

Interest expense	(15,828)	-	(356,278)	(372,106)
All other expenses	-	-	(7,557,342)	(7,557,342)
Other expenses, net	(15,828)	-	(7,913,620)	(7,929,448)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(6,474,951)	$(2,731,460)	$(14,981,379)	$(24,212,783)